Leases (Details 1) $ in Thousands	Mar. 31, 2025 USD ($)
Maturities of operating lease liabilities
2026	$ 12
2027	6
2028 and Thereafter	0
Total future minimum lease payments	18
Less: Imputed interest	(1)
Total	$ 17